Accounts Receivable, Net - Schedule of Allowance for Doubtful Accounts (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Allowance for Doubtful Accounts [Abstract]
Beginning balance
Reversal of allowance for doubtful accounts	131,581
Foreign currency translation adjustments	3,501
Ending balance	$ 135,082